Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
March 31, 2022
MCQ-NPRT3-0522
1.9896347.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	152,489	1,718,551
Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	12,723	1,496,734
Madison Square Garden Sports Corp. (a)	1,774	318,185
Take-Two Interactive Software, Inc. (a)	13,684	2,103,778
World Wrestling Entertainment, Inc. Class A (b)	870	54,323
Zynga, Inc. (a)	81,091	749,281
		4,722,301
Interactive Media & Services - 0.5%
IAC (a)	11,434	1,146,602
TripAdvisor, Inc. (a)	5,719	155,099
Twitter, Inc. (a)	104,771	4,053,590
Vimeo, Inc. (a)	1,710	20,315
		5,375,606
Media - 2.4%
Altice U.S.A., Inc. Class A (a)	9,358	116,788
Cable One, Inc.	378	553,483
Discovery Communications, Inc.:
Class A (a)	24,852	619,312
Class C (non-vtg.) (a)	46,970	1,172,841
DISH Network Corp. Class A (a)	37,139	1,175,449
Fox Corp.:
Class A	46,591	1,838,015
Class B	22,402	812,745
Interpublic Group of Companies, Inc.	58,572	2,076,377
Liberty Broadband Corp.:
Class A (a)	3,652	478,631
Class C (a)	21,037	2,846,727
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	29,596	2,066,985
Liberty Media Class A (a)	3,596	227,015
Liberty SiriusXM Series A (a)	13,853	633,221
Liberty SiriusXM Series C (a)	23,893	1,092,627
Loyalty Ventures, Inc. (a)	2,959	48,912
News Corp.:
Class A	58,438	1,294,402
Class B	17,960	404,459
Nexstar Broadcasting Group, Inc. Class A	5,488	1,034,378
Omnicom Group, Inc.	31,084	2,638,410
Sirius XM Holdings, Inc. (b)	130,011	860,673
The New York Times Co. Class A	24,684	1,131,515
ViacomCBS, Inc.:
Class A	1,561	63,080
Class B	87,080	3,292,495
		26,478,540
TOTAL COMMUNICATION SERVICES		38,294,998
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.7%
Aptiv PLC (a)	33,085	3,960,605
BorgWarner, Inc.	35,805	1,392,815
Gentex Corp.	35,350	1,031,160
Lear Corp.	8,976	1,279,888
QuantumScape Corp. Class A (a)(b)	10,388	207,656
		7,872,124
Automobiles - 0.1%
Harley-Davidson, Inc.	22,903	902,378
Thor Industries, Inc.	4,693	369,339
		1,271,717
Distributors - 0.4%
Genuine Parts Co.	20,928	2,637,347
LKQ Corp.	40,688	1,847,642
		4,484,989
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	1,805	239,505
Chegg, Inc. (a)(b)	4,784	173,564
Frontdoor, Inc. (a)	3,994	119,221
Grand Canyon Education, Inc. (a)	6,012	583,825
H&R Block, Inc.	4,774	124,315
Mister Car Wash, Inc. (b)	2,282	33,751
Service Corp. International	24,000	1,579,680
Terminix Global Holdings, Inc. (a)	18,161	828,686
		3,682,547
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	34,647	1,302,727
Boyd Gaming Corp.	9,793	644,184
Caesars Entertainment, Inc. (a)	11,567	894,823
Carnival Corp. (a)(b)	129,067	2,609,735
Darden Restaurants, Inc.	6,092	809,931
Domino's Pizza, Inc.	1,745	710,232
Hilton Worldwide Holdings, Inc. (a)	13,516	2,050,918
Hyatt Hotels Corp. Class A (a)	7,493	715,207
Marriott Vacations Worldwide Corp.	6,235	983,260
MGM Resorts International	56,440	2,367,094
Norwegian Cruise Line Holdings Ltd. (a)(b)	55,280	1,209,526
Penn National Gaming, Inc. (a)	23,092	979,563
Planet Fitness, Inc. (a)	3,863	326,346
Royal Caribbean Cruises Ltd. (a)(b)	32,773	2,745,722
Six Flags Entertainment Corp. (a)	7,075	307,763
Travel+Leisure Co.	4,220	244,507
Wyndham Hotels & Resorts, Inc.	5,029	425,906
Yum China Holdings, Inc.	59,210	2,459,583
Yum! Brands, Inc.	39,657	4,700,544
		26,487,571
Household Durables - 1.4%
D.R. Horton, Inc.	28,834	2,148,421
Garmin Ltd.	22,691	2,691,380
Leggett & Platt, Inc.	20,099	699,445
Lennar Corp.:
Class A	38,507	3,125,613
Class B	2,517	172,037
Mohawk Industries, Inc. (a)	8,221	1,021,048
Newell Brands, Inc.	56,864	1,217,458
NVR, Inc. (a)	155	692,427
PulteGroup, Inc.	26,272	1,100,797
Toll Brothers, Inc.	9,648	453,649
TopBuild Corp. (a)	843	152,912
Whirlpool Corp. (b)	8,574	1,481,416
		14,956,603
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. (a)	2,617	306,686
Qurate Retail, Inc. Series A	53,798	256,078
Wayfair LLC Class A (a)(b)	5,127	567,969
		1,130,733
Leisure Products - 0.3%
Brunswick Corp.	10,038	811,974
Hasbro, Inc.	19,110	1,565,491
Hayward Holdings, Inc. (b)	7,374	122,556
Polaris, Inc.	2,596	273,411
		2,773,432
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	33,374	5,344,846
Kohl's Corp.	20,667	1,249,527
Nordstrom, Inc.	2,579	69,917
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,343	401,375
		7,065,665
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	9,322	1,929,281
AutoNation, Inc. (a)	6,228	620,184
AutoZone, Inc. (a)	2,428	4,964,240
Bath & Body Works, Inc.	15,201	726,608
Best Buy Co., Inc.	27,659	2,514,203
Burlington Stores, Inc. (a)	572	104,201
CarMax, Inc. (a)	22,292	2,150,732
Dick's Sporting Goods, Inc.	9,023	902,480
Foot Locker, Inc.	12,968	384,631
Gap, Inc.	29,925	421,344
Leslie's, Inc. (a)(b)	2,681	51,904
Lithia Motors, Inc. Class A (sub. vtg.)	3,998	1,199,880
O'Reilly Automotive, Inc. (a)	6,936	4,750,883
Penske Automotive Group, Inc.	4,656	436,360
Petco Health & Wellness Co., Inc. (a)(b)	7,705	150,787
Victoria's Secret & Co. (a)	4,699	241,341
Vroom, Inc. (a)(b)	12,834	34,138
Williams-Sonoma, Inc.	2,589	375,405
		21,958,602
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	21,576	1,108,791
Carter's, Inc.	6,155	566,198
Columbia Sportswear Co.	5,464	494,656
Deckers Outdoor Corp. (a)	3,487	954,636
Hanesbrands, Inc. (b)	20,740	308,819
PVH Corp.	10,429	798,966
Ralph Lauren Corp.	6,795	770,825
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,671	720,270
Tapestry, Inc.	35,560	1,321,054
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	28,746	489,257
Class C (non-vtg.) (a)(b)	30,337	472,044
VF Corp.	17,316	984,588
		8,990,104
TOTAL CONSUMER DISCRETIONARY		100,674,087
CONSUMER STAPLES - 4.7%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	3,398	213,191
Class B (non-vtg.)	13,848	928,093
Molson Coors Beverage Co. Class B	26,690	1,424,712
		2,565,996
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	24,295	807,809
Casey's General Stores, Inc.	5,521	1,094,097
Grocery Outlet Holding Corp. (a)(b)	12,988	425,747
Kroger Co.	109,571	6,286,088
U.S. Foods Holding Corp. (a)	33,047	1,243,559
		9,857,300
Food Products - 3.1%
Archer Daniels Midland Co.	83,404	7,528,045
Beyond Meat, Inc. (a)(b)	1,048	50,629
Bunge Ltd.	20,600	2,282,686
Campbell Soup Co.	29,189	1,300,954
Conagra Brands, Inc.	70,025	2,350,739
Darling Ingredients, Inc. (a)	22,872	1,838,451
Flowers Foods, Inc.	28,229	725,768
Hormel Foods Corp.	42,290	2,179,627
Ingredion, Inc.	10,040	874,986
Kellogg Co.	20,950	1,351,066
Lamb Weston Holdings, Inc.	15,384	921,655
McCormick & Co., Inc. (non-vtg.)	37,392	3,731,722
Pilgrim's Pride Corp. (a)	4,177	104,843
Post Holdings, Inc. (a)	8,524	590,372
Seaboard Corp.	38	159,809
The Hain Celestial Group, Inc. (a)	13,341	458,930
The Hershey Co.	3,095	670,470
The J.M. Smucker Co.	15,684	2,123,770
Tyson Foods, Inc. Class A	43,027	3,856,510
		33,101,032
Household Products - 0.4%
Church & Dwight Co., Inc.	34,304	3,409,132
Reynolds Consumer Products, Inc. (b)	8,302	243,581
Spectrum Brands Holdings, Inc.	6,055	537,200
The Clorox Co.	3,472	482,712
		4,672,625
Personal Products - 0.1%
Coty, Inc. Class A (a)	51,963	467,147
Herbalife Nutrition Ltd. (a)	12,589	382,202
Olaplex Holdings, Inc. (b)	9,685	151,377
		1,000,726
TOTAL CONSUMER STAPLES		51,197,679
ENERGY - 7.2%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	110,395	4,019,482
Halliburton Co.	125,737	4,761,660
NOV, Inc.	58,256	1,142,400
		9,923,542
Oil, Gas & Consumable Fuels - 6.3%
Antero Midstream GP LP (b)	49,698	540,217
APA Corp.	54,360	2,246,699
Continental Resources, Inc. (b)	8,671	531,792
Coterra Energy, Inc.	100,229	2,703,176
Devon Energy Corp.	100,980	5,970,947
Diamondback Energy, Inc.	14,200	1,946,536
DT Midstream, Inc.	14,421	782,483
EQT Corp.	45,506	1,565,861
Hess Corp.	38,737	4,146,408
HF Sinclair Corp.	22,373	891,564
Marathon Oil Corp.	116,088	2,914,970
Marathon Petroleum Corp.	92,103	7,874,807
Occidental Petroleum Corp.	110,539	6,271,983
ONEOK, Inc.	66,435	4,692,304
Phillips 66 Co.	70,013	6,048,423
Pioneer Natural Resources Co.	17,906	4,477,037
Targa Resources Corp.	33,725	2,545,226
The Williams Companies, Inc.	182,000	6,080,620
Valero Energy Corp.	61,171	6,211,303
		68,442,356
TOTAL ENERGY		78,365,898
FINANCIALS - 16.4%
Banks - 5.0%
Bank of Hawaii Corp.	5,916	496,471
Bank OZK	17,794	759,804
BOK Financial Corp.	4,480	420,896
Citizens Financial Group, Inc.	52,450	2,377,559
Comerica, Inc.	19,579	1,770,529
Commerce Bancshares, Inc.	16,505	1,181,593
Cullen/Frost Bankers, Inc.	8,532	1,180,914
East West Bancorp, Inc.	21,088	1,666,374
Fifth Third Bancorp	102,093	4,394,083
First Citizens Bancshares, Inc.	1,817	1,209,395
First Hawaiian, Inc.	18,934	528,069
First Horizon National Corp.	79,031	1,856,438
First Republic Bank	26,692	4,326,773
FNB Corp., Pennsylvania	51,447	640,515
Huntington Bancshares, Inc.	215,290	3,147,540
KeyCorp	138,924	3,109,119
M&T Bank Corp.	19,230	3,259,485
PacWest Bancorp	17,349	748,262
Peoples United Financial, Inc.	63,600	1,271,364
Pinnacle Financial Partners, Inc.	11,118	1,023,745
Popular, Inc.	11,835	967,393
Prosperity Bancshares, Inc.	13,354	926,501
Regions Financial Corp.	144,210	3,210,115
Signature Bank	9,205	2,701,575
SVB Financial Group (a)	8,487	4,748,052
Synovus Financial Corp.	20,125	986,125
Umpqua Holdings Corp.	32,497	612,893
Webster Financial Corp.	26,676	1,497,057
Western Alliance Bancorp.	7,447	616,761
Wintrust Financial Corp.	8,482	788,232
Zions Bancorp NA	22,320	1,463,299
		53,886,931
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	6,062	854,439
Ameriprise Financial, Inc.	7,396	2,221,463
Ares Management Corp.	2,555	207,543
Carlyle Group LP	24,247	1,185,921
Cboe Global Markets, Inc.	15,932	1,822,939
Evercore, Inc. Class A	5,765	641,760
FactSet Research Systems, Inc.	784	340,374
Franklin Resources, Inc.	43,198	1,206,088
Interactive Brokers Group, Inc.	12,009	791,513
Invesco Ltd.	49,861	1,149,795
Janus Henderson Group PLC	25,286	885,516
Jefferies Financial Group, Inc.	31,997	1,051,101
KKR & Co. LP	83,421	4,877,626
Lazard Ltd. Class A	15,156	522,882
Morningstar, Inc.	327	89,327
MSCI, Inc.	3,439	1,729,404
NASDAQ, Inc.	17,427	3,105,491
Northern Trust Corp.	30,764	3,582,468
Raymond James Financial, Inc.	26,265	2,886,786
SEI Investments Co.	15,971	961,614
State Street Corp.	54,702	4,765,638
Stifel Financial Corp.	15,255	1,035,815
T. Rowe Price Group, Inc.	22,852	3,454,994
Tradeweb Markets, Inc. Class A	15,681	1,377,889
Virtu Financial, Inc. Class A	13,036	485,200
		41,233,586
Consumer Finance - 0.8%
Ally Financial, Inc.	50,484	2,195,044
Credit Acceptance Corp. (a)(b)	1,082	595,500
Discover Financial Services	19,365	2,133,829
OneMain Holdings, Inc.	16,579	786,010
SLM Corp.	41,640	764,510
Synchrony Financial	63,229	2,201,001
		8,675,894
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	19,846	1,230,254
Equitable Holdings, Inc.	52,365	1,618,602
Voya Financial, Inc. (b)	16,468	1,092,652
		3,941,508
Insurance - 5.9%
AFLAC, Inc.	96,393	6,206,745
Alleghany Corp. (a)	1,767	1,496,649
American Financial Group, Inc.	10,131	1,475,276
Arch Capital Group Ltd. (a)	42,388	2,052,427
Arthur J. Gallagher & Co.	30,681	5,356,903
Assurant, Inc.	8,484	1,542,646
Assured Guaranty Ltd.	10,102	643,093
Axis Capital Holdings Ltd.	11,654	704,717
Brighthouse Financial, Inc. (a)	11,695	604,164
Brown & Brown, Inc.	33,152	2,395,895
Cincinnati Financial Corp.	22,452	3,052,574
CNA Financial Corp.	4,110	199,828
Erie Indemnity Co. Class A	1,149	202,373
Everest Re Group Ltd.	4,489	1,352,895
Fidelity National Financial, Inc.	40,936	1,999,314
First American Financial Corp.	15,915	1,031,610
Globe Life, Inc.	14,971	1,506,083
GoHealth, Inc. (a)(b)	870	1,027
Hanover Insurance Group, Inc.	5,367	802,474
Hartford Financial Services Group, Inc.	50,109	3,598,327
Kemper Corp.	9,071	512,874
Lemonade, Inc. (a)(b)	5,079	133,933
Lincoln National Corp.	22,817	1,491,319
Loews Corp.	31,221	2,023,745
Markel Corp. (a)	1,687	2,488,730
Mercury General Corp.	3,962	217,910
Old Republic International Corp.	41,850	1,082,660
Primerica, Inc.	5,874	803,681
Principal Financial Group, Inc. (b)	38,734	2,843,463
Prudential Financial, Inc.	56,650	6,694,331
Reinsurance Group of America, Inc.	10,032	1,098,103
RenaissanceRe Holdings Ltd.	3,611	572,380
Unum Group	30,538	962,252
W.R. Berkley Corp.	30,937	2,060,095
White Mountains Insurance Group Ltd.	439	498,809
Willis Towers Watson PLC	18,590	4,391,330
		64,100,635
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	78,384	1,026,830
Annaly Capital Management, Inc.	210,897	1,484,715
New Residential Investment Corp.	65,268	716,643
Starwood Property Trust, Inc.	43,361	1,048,035
		4,276,223
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	48,044	650,996
New York Community Bancorp, Inc. (b)	67,940	728,317
TFS Financial Corp.	7,357	122,126
UWM Holdings Corp. Class A (b)	7,001	31,715
		1,533,154
TOTAL FINANCIALS		177,647,931
HEALTH CARE - 7.8%
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. (a)	27,266	2,102,209
Exact Sciences Corp. (a)	1,927	134,736
Exelixis, Inc. (a)	6,608	149,803
Horizon Therapeutics PLC (a)	26,623	2,801,006
Incyte Corp. (a)	3,955	314,106
Ionis Pharmaceuticals, Inc. (a)	1,647	61,005
Iovance Biotherapeutics, Inc. (a)	15,441	257,093
Mirati Therapeutics, Inc. (a)(b)	1,033	84,933
Natera, Inc. (a)	843	34,293
Repligen Corp. (a)	472	88,778
Sage Therapeutics, Inc. (a)	7,850	259,835
Seagen, Inc. (a)	2,148	309,419
Ultragenyx Pharmaceutical, Inc. (a)	2,480	180,098
United Therapeutics Corp. (a)	6,597	1,183,568
		7,960,882
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	32,495	1,599,404
Envista Holdings Corp. (a)	24,062	1,172,060
Figs, Inc. Class A (a)(b)	8,408	180,940
Globus Medical, Inc. (a)	11,234	828,845
Hologic, Inc. (a)	37,087	2,849,023
ICU Medical, Inc. (a)	2,996	667,029
Integra LifeSciences Holdings Corp. (a)	10,900	700,434
Masimo Corp. (a)	2,046	297,775
Quidel Corp. (a)	5,466	614,706
ResMed, Inc.	2,140	518,971
STERIS PLC	11,016	2,663,338
Tandem Diabetes Care, Inc. (a)	552	64,192
Teleflex, Inc.	5,753	2,041,337
The Cooper Companies, Inc.	7,261	3,032,121
Zimmer Biomet Holdings, Inc.	31,295	4,002,631
Zimvie, Inc. (a)	3,087	70,507
		21,303,313
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	13,242	867,748
agilon health, Inc. (a)(b)	1,538	38,988
Amedisys, Inc. (a)	553	95,276
AmerisourceBergen Corp.	22,226	3,438,584
Cardinal Health, Inc.	16,972	962,312
Chemed Corp.	1,660	840,873
DaVita HealthCare Partners, Inc. (a)	2,815	318,405
Encompass Health Corp.	6,196	440,598
Henry Schein, Inc. (a)	20,744	1,808,669
Laboratory Corp. of America Holdings	13,959	3,680,430
McKesson Corp.	19,236	5,888,717
Molina Healthcare, Inc. (a)	7,342	2,449,218
Oak Street Health, Inc. (a)(b)	1,399	37,605
Premier, Inc.	17,803	633,609
Quest Diagnostics, Inc.	18,287	2,502,759
Signify Health, Inc. (a)(b)	9,518	172,752
Universal Health Services, Inc. Class B	10,628	1,540,529
		25,717,072
Health Care Technology - 0.6%
Cerner Corp.	43,797	4,097,647
Certara, Inc. (a)	7,298	156,761
Change Healthcare, Inc. (a)	37,454	816,497
Definitive Healthcare Corp. (b)	1,787	44,050
Teladoc Health, Inc. (a)(b)	22,621	1,631,653
		6,746,608
Life Sciences Tools & Services - 1.1%
Adaptive Biotechnologies Corp. (a)	1,764	24,484
Agilent Technologies, Inc.	4,735	626,583
Bio-Rad Laboratories, Inc. Class A (a)	3,169	1,784,876
Charles River Laboratories International, Inc. (a)	467	132,614
IQVIA Holdings, Inc. (a)	14,488	3,349,770
PerkinElmer, Inc.	18,912	3,299,388
QIAGEN NV (a)	33,919	1,662,031
Syneos Health, Inc. (a)	13,256	1,073,073
Waters Corp. (a)	630	195,546
		12,148,365
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	19,456	2,157,670
Elanco Animal Health, Inc. (a)	66,532	1,735,820
Jazz Pharmaceuticals PLC (a)	8,958	1,394,492
Nektar Therapeutics (a)(b)	26,705	143,940
Organon & Co.	37,912	1,324,266
Perrigo Co. PLC	19,990	768,216
Royalty Pharma PLC	19,854	773,512
Viatris, Inc.	180,665	1,965,635
		10,263,551
TOTAL HEALTH CARE		84,139,791
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	3,381	182,101
Curtiss-Wright Corp.	5,842	877,235
HEICO Corp. (b)	4,608	707,512
HEICO Corp. Class A	7,953	1,008,679
Hexcel Corp.	12,601	749,381
Howmet Aerospace, Inc.	52,672	1,893,032
Huntington Ingalls Industries, Inc.	5,893	1,175,300
Mercury Systems, Inc. (a)(b)	8,324	536,482
Spirit AeroSystems Holdings, Inc. Class A	11,028	539,159
Textron, Inc.	33,051	2,458,333
TransDigm Group, Inc. (a)	5,596	3,646,018
Virgin Galactic Holdings, Inc. (a)(b)	2,143	21,173
Woodward, Inc.	9,223	1,152,045
		14,946,450
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	15,496	1,669,074
Expeditors International of Washington, Inc.	6,893	711,082
GXO Logistics, Inc. (a)	2,065	147,317
		2,527,473
Airlines - 0.9%
Alaska Air Group, Inc. (a)	18,448	1,070,168
American Airlines Group, Inc. (a)(b)	95,498	1,742,839
Copa Holdings SA Class A (a)	4,685	391,853
JetBlue Airways Corp. (a)	48,178	720,261
Southwest Airlines Co. (a)	88,559	4,056,002
United Airlines Holdings, Inc. (a)	48,347	2,241,367
		10,222,490
Building Products - 1.5%
A.O. Smith Corp.	19,337	1,235,441
Allegion PLC	3,189	350,088
Armstrong World Industries, Inc.	3,654	328,897
Builders FirstSource, Inc. (a)	28,306	1,826,869
Carlisle Companies, Inc.	4,734	1,164,185
Carrier Global Corp.	68,312	3,133,471
Fortune Brands Home & Security, Inc.	15,093	1,121,108
Lennox International, Inc.	4,933	1,272,023
Masco Corp.	35,747	1,823,097
Owens Corning	14,988	1,371,402
The AZEK Co., Inc. (a)	7,564	187,890
Trane Technologies PLC	17,941	2,739,591
		16,554,062
Commercial Services & Supplies - 0.7%
ADT, Inc.	23,494	178,319
Cintas Corp.	818	347,969
Clean Harbors, Inc. (a)	7,585	846,789
Driven Brands Holdings, Inc. (a)	8,247	216,731
MSA Safety, Inc.	3,946	523,634
Republic Services, Inc.	31,433	4,164,873
Rollins, Inc.	2,392	83,840
Stericycle, Inc. (a)	13,707	807,616
		7,169,771
Construction & Engineering - 0.6%
AECOM	19,985	1,535,048
MasTec, Inc. (a)	8,644	752,892
MDU Resources Group, Inc.	30,155	803,631
Quanta Services, Inc.	21,219	2,792,633
Valmont Industries, Inc.	3,127	746,102
		6,630,306
Electrical Equipment - 1.3%
Acuity Brands, Inc.	5,170	978,681
AMETEK, Inc.	34,533	4,599,105
ChargePoint Holdings, Inc. Class A (a)(b)	34,440	684,667
Fluence Energy, Inc. (b)	3,141	41,179
Hubbell, Inc. Class B	8,088	1,486,332
nVent Electric PLC	24,937	867,309
Regal Rexnord Corp.	7,965	1,185,033
Rockwell Automation, Inc.	6,819	1,909,525
Sensata Technologies, Inc. PLC (a)	23,261	1,182,822
Shoals Technologies Group, Inc. (a)(b)	15,527	264,580
Sunrun, Inc. (a)(b)	30,267	919,209
		14,118,442
Machinery - 4.6%
AGCO Corp.	8,414	1,228,696
Allison Transmission Holdings, Inc.	3,715	145,851
Colfax Corp. (a)	20,803	827,751
Crane Co.	7,385	799,648
Cummins, Inc.	21,504	4,410,685
Donaldson Co., Inc.	16,206	841,578
Dover Corp.	21,477	3,369,741
Flowserve Corp.	19,573	702,671
Fortive Corp.	48,944	2,982,158
Gates Industrial Corp. PLC (a)	14,134	212,858
Graco, Inc.	9,563	666,732
IDEX Corp.	11,386	2,183,038
Ingersoll Rand, Inc.	58,980	2,969,643
ITT, Inc.	12,883	968,930
Middleby Corp. (a)	5,751	942,819
Nordson Corp.	7,219	1,639,291
Oshkosh Corp.	9,919	998,347
Otis Worldwide Corp.	63,727	4,903,793
PACCAR, Inc.	51,020	4,493,331
Parker Hannifin Corp.	16,082	4,563,428
Pentair PLC	24,716	1,339,854
Snap-On, Inc.	7,882	1,619,593
Stanley Black & Decker, Inc.	24,210	3,384,316
Timken Co.	9,726	590,368
Toro Co.	841	71,897
Westinghouse Air Brake Tech Co.	26,868	2,583,896
Xylem, Inc.	9,132	778,594
		50,219,507
Marine - 0.1%
Kirby Corp. (a)	8,928	644,512
Professional Services - 1.7%
CACI International, Inc. Class A (a)	3,474	1,046,577
Clarivate Analytics PLC (a)(b)	69,572	1,166,027
CoStar Group, Inc. (a)	13,132	874,723
Dun & Bradstreet Holdings, Inc. (a)	24,208	424,124
Equifax, Inc.	11,236	2,664,056
FTI Consulting, Inc. (a)	5,017	788,773
Jacobs Engineering Group, Inc.	19,384	2,671,309
LegalZoom.com, Inc. (b)	5,733	81,065
Leidos Holdings, Inc.	21,157	2,285,379
Manpower, Inc.	8,125	763,100
Nielsen Holdings PLC	53,463	1,456,332
Robert Half International, Inc.	1,983	226,419
Science Applications International Corp.	8,514	784,735
TransUnion Holding Co., Inc.	9,081	938,431
Verisk Analytics, Inc.	8,635	1,853,330
		18,024,380
Road & Rail - 0.4%
AMERCO	1,339	799,303
J.B. Hunt Transport Services, Inc.	1,400	281,106
Knight-Swift Transportation Holdings, Inc. Class A	24,042	1,213,159
Landstar System, Inc.	642	96,833
Old Dominion Freight Lines, Inc.	1,201	358,715
Ryder System, Inc.	7,853	622,978
Schneider National, Inc. Class B	7,696	196,248
TuSimple Holdings, Inc. (a)(b)	17,420	212,524
XPO Logistics, Inc. (a)	2,058	149,822
		3,930,688
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	16,105	719,088
Core & Main, Inc. (b)	4,052	98,018
Fastenal Co.	9,643	572,794
MSC Industrial Direct Co., Inc. Class A	6,668	568,180
SiteOne Landscape Supply, Inc. (a)	3,138	507,383
United Rentals, Inc. (a)	7,063	2,508,848
Univar Solutions, Inc. (a)	25,042	804,850
W.W. Grainger, Inc.	1,170	603,474
Watsco, Inc.	4,884	1,487,862
		7,870,497
TOTAL INDUSTRIALS		152,858,578
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	3,795	527,429
Ciena Corp. (a)	23,043	1,397,097
F5, Inc. (a)	9,007	1,882,013
Juniper Networks, Inc.	47,738	1,773,944
Lumentum Holdings, Inc. (a)	10,846	1,058,570
Motorola Solutions, Inc.	24,922	6,036,108
Ubiquiti, Inc. (b)	107	31,154
ViaSat, Inc. (a)(b)	10,610	517,768
		13,224,083
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	25,329	1,908,540
Arrow Electronics, Inc. (a)	10,058	1,193,181
Avnet, Inc.	14,908	605,116
Coherent, Inc. (a)	374	102,237
Corning, Inc.	75,552	2,788,624
IPG Photonics Corp. (a)	4,994	548,141
Jabil, Inc.	4,323	266,859
Keysight Technologies, Inc. (a)	15,281	2,413,940
Littelfuse, Inc.	3,586	894,384
National Instruments Corp.	19,868	806,442
TD SYNNEX Corp.	6,269	647,023
Teledyne Technologies, Inc. (a)	6,885	3,254,058
Trimble, Inc. (a)	37,661	2,716,865
Vontier Corp.	11,538	292,950
		18,438,360
IT Services - 1.9%
Akamai Technologies, Inc. (a)	24,120	2,879,687
Amdocs Ltd.	18,359	1,509,293
Bread Financial Holdings, Inc. (b)	7,396	415,285
Broadridge Financial Solutions, Inc.	1,583	246,489
Cloudflare, Inc. (a)	2,220	265,734
Concentrix Corp.	6,296	1,048,662
DXC Technology Co. (a)	36,422	1,188,450
Euronet Worldwide, Inc. (a)	2,198	286,070
Fastly, Inc. Class A (a)	15,717	273,161
FleetCor Technologies, Inc. (a)	9,154	2,279,895
Genpact Ltd.	26,003	1,131,391
GoDaddy, Inc. (a)	22,531	1,885,845
Jack Henry & Associates, Inc.	7,993	1,575,021
Paychex, Inc.	6,157	840,246
Paysafe Ltd. (a)	53,323	180,765
SolarWinds, Inc.	5,189	69,066
StoneCo Ltd. Class A (a)(b)	2,269	26,547
The Western Union Co.	44,242	829,095
Thoughtworks Holding, Inc. (b)	4,088	85,071
VeriSign, Inc. (a)	14,583	3,244,134
WEX, Inc. (a)	2,184	389,735
		20,649,642
Semiconductors & Semiconductor Equipment - 1.9%
Azenta, Inc.	1,915	158,715
Cirrus Logic, Inc. (a)	8,575	727,074
First Solar, Inc. (a)	15,841	1,326,525
GlobalFoundries, Inc. (b)	3,691	230,392
Marvell Technology, Inc.	126,418	9,065,427
Microchip Technology, Inc.	12,888	968,404
MKS Instruments, Inc.	1,282	192,300
onsemi (a)	29,052	1,818,946
Qorvo, Inc. (a)	16,167	2,006,325
Skyworks Solutions, Inc.	13,021	1,735,439
Wolfspeed, Inc. (a)(b)	17,244	1,963,402
		20,192,949
Software - 1.7%
ANSYS, Inc. (a)	7,612	2,417,952
Black Knight, Inc. (a)	22,737	1,318,519
C3.Ai, Inc. (a)(b)	6,578	149,321
CDK Global, Inc.	14,890	724,845
Ceridian HCM Holding, Inc. (a)	19,605	1,340,198
Citrix Systems, Inc.	11,928	1,203,535
Datto Holding Corp. (a)(b)	3,587	95,845
Dolby Laboratories, Inc. Class A	9,695	758,343
Duck Creek Technologies, Inc. (a)	8,809	194,855
Dynatrace, Inc. (a)	1,745	82,190
Guidewire Software, Inc. (a)(b)	12,564	1,188,806
Informatica, Inc. (b)	1,387	27,379
Jamf Holding Corp. (a)(b)	1,217	42,364
Mandiant, Inc. (a)	24,634	549,585
Manhattan Associates, Inc. (a)	4,482	621,698
N-able, Inc. (a)	5,876	53,472
NCR Corp. (a)	12,504	502,536
NortonLifeLock, Inc.	60,368	1,600,959
Paycor HCM, Inc. (b)	1,953	56,852
Pegasystems, Inc.	340	27,421
Procore Technologies, Inc. (a)(b)	2,459	142,524
SS&C Technologies Holdings, Inc.	33,598	2,520,522
Synopsys, Inc. (a)	8,308	2,768,807
Teradata Corp. (a)	2,345	115,585
Tyler Technologies, Inc. (a)	802	356,802
		18,860,915
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	194,802	3,255,141
HP, Inc.	106,070	3,850,341
NetApp, Inc.	11,216	930,928
Pure Storage, Inc. Class A (a)	2,595	91,629
Western Digital Corp. (a)	46,842	2,325,705
Xerox Holdings Corp.	18,843	380,063
		10,833,807
TOTAL INFORMATION TECHNOLOGY		102,199,756
MATERIALS - 8.1%
Chemicals - 3.8%
Albemarle Corp. U.S.	17,427	3,853,981
Ashland Global Holdings, Inc.	7,734	761,103
Axalta Coating Systems Ltd. (a)	25,338	622,808
Celanese Corp. Class A	10,349	1,478,562
CF Industries Holdings, Inc.	32,033	3,301,321
Corteva, Inc.	109,311	6,283,196
Diversey Holdings Ltd. (a)	2,605	19,720
Eastman Chemical Co.	20,096	2,251,958
Element Solutions, Inc.	34,627	758,331
FMC Corp.	14,143	1,860,795
Huntsman Corp.	30,972	1,161,760
International Flavors & Fragrances, Inc.	38,180	5,014,179
LyondellBasell Industries NV Class A	34,137	3,509,966
NewMarket Corp.	957	310,432
Olin Corp.	19,560	1,022,597
PPG Industries, Inc.	20,515	2,688,901
RPM International, Inc.	7,993	650,950
The Chemours Co. LLC	11,471	361,107
The Mosaic Co.	55,599	3,697,334
Valvoline, Inc.	27,079	854,613
Westlake Corp.	3,943	486,566
		40,950,180
Construction Materials - 0.7%
Eagle Materials, Inc.	5,788	742,948
Martin Marietta Materials, Inc.	9,318	3,586,405
Vulcan Materials Co.	19,815	3,640,016
		7,969,369
Containers & Packaging - 1.9%
Amcor PLC	226,578	2,567,129
Aptargroup, Inc.	9,823	1,154,203
Ardagh Group SA	2,333	39,206
Ardagh Metal Packaging SA (a)	16,324	132,714
Avery Dennison Corp.	5,806	1,010,070
Ball Corp.	33,454	3,010,860
Berry Global Group, Inc. (a)	20,191	1,170,270
Crown Holdings, Inc.	16,110	2,015,200
Graphic Packaging Holding Co.	30,130	603,805
International Paper Co.	58,016	2,677,438
Packaging Corp. of America	14,052	2,193,658
Sealed Air Corp.	10,157	680,113
Silgan Holdings, Inc.	12,451	575,610
Sonoco Products Co.	14,692	919,132
WestRock Co.	38,880	1,828,526
		20,577,934
Metals & Mining - 1.6%
Alcoa Corp.	27,587	2,483,658
Cleveland-Cliffs, Inc. (a)	66,906	2,155,042
Nucor Corp.	40,801	6,065,069
Reliance Steel & Aluminum Co.	9,304	1,705,888
Royal Gold, Inc.	9,789	1,382,990
Steel Dynamics, Inc.	22,975	1,916,804
United States Steel Corp.	38,643	1,458,387
		17,167,838
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	12,154	755,006
Sylvamo Corp. (a)	5,292	176,118
		931,124
TOTAL MATERIALS		87,596,445
REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 10.8%
Alexandria Real Estate Equities, Inc.	24,933	5,017,766
American Campus Communities, Inc.	20,470	1,145,706
American Homes 4 Rent Class A	44,180	1,768,525
Americold Realty Trust	39,922	1,113,025
Apartment Income (REIT) Corp.	23,368	1,249,253
AvalonBay Communities, Inc.	20,850	5,178,515
Boston Properties, Inc.	23,411	3,015,337
Brixmor Property Group, Inc.	44,292	1,143,177
Camden Property Trust (SBI)	14,824	2,463,749
Cousins Properties, Inc.	22,169	893,189
CubeSmart	32,571	1,694,669
Douglas Emmett, Inc.	24,938	833,428
Duke Realty Corp.	56,841	3,300,188
EPR Properties	11,163	610,728
Equity Lifestyle Properties, Inc.	12,470	953,706
Equity Residential (SBI)	55,168	4,960,707
Essex Property Trust, Inc.	9,706	3,353,229
Extra Space Storage, Inc.	17,896	3,679,418
Federal Realty Investment Trust (SBI)	11,662	1,423,580
First Industrial Realty Trust, Inc.	19,248	1,191,644
Gaming & Leisure Properties	34,815	1,633,868
Healthcare Trust of America, Inc.	32,518	1,019,114
Healthpeak Properties, Inc.	80,821	2,774,585
Highwoods Properties, Inc. (SBI)	15,457	707,003
Host Hotels & Resorts, Inc.	105,639	2,052,566
Hudson Pacific Properties, Inc.	22,031	611,360
Invitation Homes, Inc.	89,412	3,592,574
Iron Mountain, Inc.	12,756	706,810
JBG SMITH Properties	18,468	539,635
Kilroy Realty Corp.	17,355	1,326,269
Kimco Realty Corp.	87,330	2,157,051
Lamar Advertising Co. Class A	1,614	187,515
Life Storage, Inc.	12,169	1,708,893
Medical Properties Trust, Inc.	88,328	1,867,254
Mid-America Apartment Communities, Inc.	17,267	3,616,573
National Retail Properties, Inc.	26,143	1,174,866
Omega Healthcare Investors, Inc.	35,739	1,113,627
Orion Office (REIT), Inc.	8,404	117,656
Park Hotels & Resorts, Inc.	35,557	694,428
Rayonier, Inc.	21,266	874,458
Realty Income Corp.	84,670	5,867,631
Regency Centers Corp.	25,227	1,799,694
Rexford Industrial Realty, Inc.	24,130	1,799,857
SBA Communications Corp. Class A	13,522	4,652,920
Simon Property Group, Inc.	6,384	839,879
SL Green Realty Corp.	10,136	822,840
Spirit Realty Capital, Inc.	19,076	877,878
Store Capital Corp.	36,563	1,068,736
Sun Communities, Inc.	17,172	3,010,080
UDR, Inc.	47,438	2,721,518
Ventas, Inc.	59,731	3,688,987
VICI Properties, Inc.	94,458	2,688,275
Vornado Realty Trust	26,255	1,189,877
Welltower, Inc.	65,236	6,271,789
Weyerhaeuser Co.	112,277	4,255,298
WP Carey, Inc.	28,245	2,283,326
		117,304,229
Real Estate Management & Development - 0.7%
CBRE Group, Inc.	47,407	4,338,689
Howard Hughes Corp. (a)	6,265	649,117
Jones Lang LaSalle, Inc. (a)	7,548	1,807,444
Opendoor Technologies, Inc. (a)(b)	54,142	468,328
		7,263,578
TOTAL REAL ESTATE		124,567,807
UTILITIES - 7.7%
Electric Utilities - 3.5%
Alliant Energy Corp.	37,511	2,343,687
Avangrid, Inc. (b)	8,490	396,823
Edison International	55,836	3,914,104
Entergy Corp.	30,015	3,504,251
Evergy, Inc.	34,252	2,340,782
Eversource Energy	51,401	4,533,054
FirstEnergy Corp.	81,400	3,733,004
Hawaiian Electric Industries, Inc.	15,860	671,037
IDACORP, Inc.	7,555	871,545
NRG Energy, Inc.	20,003	767,315
OGE Energy Corp.	29,799	1,215,203
PG&E Corp. (a)	298,173	3,560,186
Pinnacle West Capital Corp.	16,870	1,317,547
PPL Corp.	112,498	3,212,943
Xcel Energy, Inc.	80,620	5,818,345
		38,199,826
Gas Utilities - 0.4%
Atmos Energy Corp.	20,119	2,404,019
National Fuel Gas Co.	13,046	896,260
UGI Corp.	31,087	1,125,971
		4,426,250
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	14,408	631,070
The AES Corp.	99,117	2,550,280
Vistra Corp.	71,588	1,664,421
		4,845,771
Multi-Utilities - 2.8%
Ameren Corp.	38,050	3,567,568
CenterPoint Energy, Inc.	88,790	2,720,526
CMS Energy Corp.	43,345	3,031,549
Consolidated Edison, Inc.	52,968	5,015,010
DTE Energy Co.	28,833	3,812,011
NiSource, Inc.	58,769	1,868,854
Public Service Enterprise Group, Inc.	75,450	5,281,500
WEC Energy Group, Inc.	47,267	4,717,719
		30,014,737
Water Utilities - 0.6%
American Water Works Co., Inc.	27,187	4,500,264
Essential Utilities, Inc.	34,541	1,766,081
		6,266,345
TOTAL UTILITIES		83,752,929
TOTAL COMMON STOCKS (Cost $848,680,889)		1,081,295,899

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $98,988)	100,000	98,872

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (e)	4,443,715	4,444,604
Fidelity Securities Lending Cash Central Fund 0.31% (e)(f)	30,990,486	30,993,585
TOTAL MONEY MARKET FUNDS (Cost $35,438,189)		35,438,189

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $884,218,066)	1,116,832,960
NET OTHER ASSETS (LIABILITIES) - (2.9)% (g)	(31,975,188)
NET ASSETS - 100.0%	1,084,857,772

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	13	Jun 2022	3,495,960	80,853	80,853

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,872.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $27,579 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	7,288,738	185,467,445	188,311,579	2,225	-	-	4,444,604	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	15,227,558	97,184,964	81,418,937	25,123	-	-	30,993,585	0.1%
Total	22,516,296	282,652,409	269,730,516	27,348	-	-	35,438,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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